Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ (2,158)	$ 2,718	$ (1,276)	$ 3,352
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance			47,534	$ 42,070	$ 42,070
Amount used during the year			(890)		(800)
Remeasurement			(1,276)		6,264
Closing balance	$ 45,368		$ 45,368		$ 47,534